Summary of Significant Accounting Policies (Details) - Schedule of revenue disaggregated - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Third Parties	$ 2,818,288	$ 3,547,800	$ 6,868,261	$ 9,402,564
Related Parties				3,640
Total	$ 2,818,288	$ 3,547,800	6,868,261	9,406,204
Data Sciences [Member]
Revenue, Major Customer [Line Items]
Third Parties				596,446
Related Parties
Total				596,446
Design [Member]
Revenue, Major Customer [Line Items]
Third Parties			2,027,152	2,390,676
Related Parties
Total			2,027,152	2,390,676
Development [Member]
Revenue, Major Customer [Line Items]
Third Parties			225,049	330,404
Related Parties
Total			225,049	330,404
Digital Advertising [Member]
Revenue, Major Customer [Line Items]
Third Parties			4,525,688	6,085,038
Related Parties				3,640
Total			4,525,688	6,088,678
The Platform [Member]
Revenue, Major Customer [Line Items]
Third Parties			90,372
Related Parties
Total			$ 90,372